Capital Stock - Summary of Non-Vested Stock Option Activity and Related Information (Detail) - Nonvested [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Options
Outstanding non-vested stock options - beginning of year (in shares)	615,055	292,311	132,689
Grants in period (shares)	736,326	486,329	216,043
Vested (in shares)	(238,145)	(128,804)	(56,421)
Forfeited / expired (in shares)	(34,765)	(34,781)	0
Outstanding non-vested stock options - end of year (in shares)	1,078,471	615,055	292,311
Weighted-Average Grant Date Fair Value
Outstanding non-vested stock options - beginning of year (in dollars per share)	$ 2.68	$ 4.02	$ 4.75
Granted (in dollars per share)	1.22	2.23	3.74
Vested (in dollars per share)	2.95	4.14	4.64
Forfeited / expired (in dollars per share)	1.56	2.23	0.00
Outstanding non-vested stock options - end of year (in dollars per share)	$ 1.66	$ 2.68	$ 4.02